Capital Stock and Changes in Capital Accounts, textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May. 22, 2014
Equity [Abstract]
Stock Repurchase Program, Authorized Amount			$ 100,000
Stock repurchased and retired, shares	413,804	2,845,549
Stock repurchased and retired, value	$ 2,673	$ 25,349